Accounts payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable
Suppliers	$ 8,666,000	$ 14,672,000
Accounts payable	$ 11,220,000	28,748,000
Accounts payable settlement days	90 days
Interest charged on accounts payable	$ 0
Other related parties
Accounts Payable
Related party payables	2,554,000	14,076,000
Other related parties | Scorpio MR Pool Limited
Accounts Payable
Related party payables	1,141,000	7,333,000
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Accounts Payable
Related party payables	577,000	734,000
Other related parties | Scorpio Services Holding Limited (SSH)
Accounts Payable
Related party payables	407,000	286,000
Other related parties | Amounts due to a related party port agent
Accounts Payable
Related party payables	249,000	137,000
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Accounts Payable
Related party payables	171,000	507,000
Other related parties | Scorpio LR2 Pool Limited
Accounts Payable
Related party payables	8,000	424,000
Other related parties | Scorpio Handymax Tanker Pool Limited
Accounts Payable
Related party payables	1,000	2,333,000
Other related parties | Amounts due to a related party bunker supplier
Accounts Payable
Related party payables	$ 0	$ 2,322,000